Note 15 - Equity Incentive Plans - Restricted Stock Unit Activity (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Jun. 30, 2024 $ / shares shares
Unvested, shares (in shares) | shares	4,963
Unvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 25.62
Vested, shares (in shares) | shares	(2,249)
Vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 24.28
Forfeited/cancelled, shares (in shares) | shares	(939)
Forfeited/cancelled, weighted average grant date fair value (in dollars per share) | $ / shares	$ 31.6
Unvested, shares (in shares) | shares	1,775
Unvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 24.14